Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
June 30, 2022
Z40-NPRT1-0822
1.9884244.105
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	575,985	6,065,123
Fidelity Series Commodity Strategy Fund (a)	175,419	847,276
Fidelity Series Large Cap Growth Index Fund (a)	282,273	3,903,838
Fidelity Series Large Cap Stock Fund (a)	261,474	4,280,333
Fidelity Series Large Cap Value Index Fund (a)	608,312	8,200,046
Fidelity Series Small Cap Opportunities Fund (a)	180,345	2,037,902
Fidelity Series Value Discovery Fund (a)	209,487	3,054,324
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,090,884)		28,388,842

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	134,036	1,788,034
Fidelity Series Emerging Markets Fund (a)	104,273	859,212
Fidelity Series Emerging Markets Opportunities Fund (a)	472,889	7,736,459
Fidelity Series International Growth Fund (a)	268,790	3,760,372
Fidelity Series International Index Fund (a)	158,551	1,571,243
Fidelity Series International Small Cap Fund (a)	75,672	1,135,082
Fidelity Series International Value Fund (a)	386,330	3,704,901
Fidelity Series Overseas Fund (a)	359,331	3,755,010
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,567,052)		24,310,313

Bond Funds - 9.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,787	58,366
Fidelity Series Corporate Bond Fund (a)	4,552	42,153
Fidelity Series Emerging Markets Debt Fund (a)	41,299	300,658
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	12,130	100,676
Fidelity Series Floating Rate High Income Fund (a)	6,840	59,233
Fidelity Series Government Bond Index Fund (a)	6,492	62,197
Fidelity Series High Income Fund (a)	14,385	116,084
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	15,997	141,255
Fidelity Series Investment Grade Bond Fund (a)	6,220	63,937
Fidelity Series Investment Grade Securitized Fund (a)	4,862	45,171
Fidelity Series Long-Term Treasury Bond Index Fund (a)	600,292	3,997,943
Fidelity Series Real Estate Income Fund (a)	19,192	198,639
TOTAL BOND FUNDS (Cost $5,218,570)		5,186,359

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $60,876,506)	57,885,514
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	57,885,514

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	848	60,435	316	-	(24)	(2,577)	58,366
Fidelity Series Blue Chip Growth Fund	89,590	6,469,276	34,118	-	(11,365)	(448,260)	6,065,123
Fidelity Series Canada Fund	27,659	1,931,335	30,435	-	(2,488)	(138,037)	1,788,034
Fidelity Series Commodity Strategy Fund	12,672	973,545	22,876	-	(1,374)	(114,691)	847,276
Fidelity Series Corporate Bond Fund	2,251	85,582	44,966	112	(704)	(10)	42,153
Fidelity Series Emerging Markets Debt Fund	4,308	319,482	7,020	1,028	(960)	(15,152)	300,658
Fidelity Series Emerging Markets Debt Local Currency Fund	1,404	102,847	1,270	-	(153)	(2,152)	100,676
Fidelity Series Emerging Markets Fund	11,904	887,561	9,637	-	(1,886)	(28,730)	859,212
Fidelity Series Emerging Markets Opportunities Fund	108,788	7,966,929	39,529	-	(11,503)	(288,226)	7,736,459
Fidelity Series Floating Rate High Income Fund	843	60,608	336	180	(14)	(1,868)	59,233
Fidelity Series Government Bond Index Fund	3,187	128,943	70,289	83	(494)	850	62,197
Fidelity Series High Income Fund	5,127	164,285	46,645	469	(344)	(6,339)	116,084
Fidelity Series International Credit Fund	53	-	-	-	-	(6)	47
Fidelity Series International Developed Markets Bond Index Fund	725	141,378	842	-	(72)	66	141,255
Fidelity Series International Growth Fund	55,299	3,926,989	52,829	-	(9,982)	(159,105)	3,760,372
Fidelity Series International Index Fund	23,490	1,656,326	24,212	-	(3,668)	(80,693)	1,571,243
Fidelity Series International Small Cap Fund	17,235	1,209,495	17,632	-	(4,577)	(69,439)	1,135,082
Fidelity Series International Value Fund	55,826	3,984,247	52,851	-	(7,030)	(275,291)	3,704,901
Fidelity Series Investment Grade Bond Fund	3,354	134,343	73,435	149	(785)	460	63,937
Fidelity Series Investment Grade Securitized Fund	2,324	90,975	48,177	70	(500)	549	45,171
Fidelity Series Large Cap Growth Index Fund	56,512	4,085,172	65,001	25,828	(12,177)	(160,668)	3,903,838
Fidelity Series Large Cap Stock Fund	62,975	4,528,802	31,271	-	(3,629)	(276,544)	4,280,333
Fidelity Series Large Cap Value Index Fund	120,656	8,616,393	81,276	-	(8,451)	(447,276)	8,200,046
Fidelity Series Long-Term Treasury Bond Index Fund	45,457	4,148,219	185,702	6,477	(14,883)	4,852	3,997,943
Fidelity Series Overseas Fund	55,591	3,928,915	26,730	-	(5,067)	(197,699)	3,755,010
Fidelity Series Real Estate Income Fund	2,959	204,290	1,400	537	(106)	(7,104)	198,639
Fidelity Series Small Cap Opportunities Fund	30,301	2,173,100	15,017	-	(2,809)	(147,673)	2,037,902
Fidelity Series Value Discovery Fund	44,575	3,163,871	36,234	-	(4,731)	(113,157)	3,054,324
	845,913	61,143,343	1,020,046	34,933	(109,776)	(2,973,920)	57,885,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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